CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares
Shares issued (in shares)	66,668	0
Shares outstanding	66,668	0
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0003	$ 0.0003
Ordinary shares, shares authorized (in shares)	190,000,000,000	190,000,000,000
Ordinary shares, shares issued (in shares)	733,246	194,036
Ordinary shares, shares outstanding ((in shares)	733,246	194,036
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0003	$ 0.0003
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	13,796	2,560
Ordinary shares, shares outstanding ((in shares)	13,796	2,560